Exhibit 99
Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	15
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,096,048,240.42	51,209	56.40 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$234,900,000.00	0.22000%	December 15, 2013
Class A-2 Notes	$342,700,000.00	0.400%	September 15, 2015
Class A-3 Notes	$326,200,000.00	0.510%	April 15, 2017
Class A-4 Notes	$95,610,000.00	0.670%	March 15, 2018
Class B Notes	$31,560,000.00	1.010%	May 15, 2018
Class C Notes	$21,040,000.00	1.230%	August 15, 2018
Class D Notes	$21,040,000.00	1.970%	May 15, 2019
Total	$1,073,050,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,283,783.82

Principal:
Principal Collections	$15,133,927.03
Prepayments in Full	$8,569,532.30
Liquidation Proceeds	$466,332.36
Recoveries	$43,933.46
Sub Total	$24,213,725.15
Collections	$26,497,508.97

Purchase Amounts:
Purchase Amounts Related to Principal	$145,484.07
Purchase Amounts Related to Interest	$984.29
Sub Total	$146,468.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,643,977.33

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	15
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$26,643,977.33
Servicing Fee	$516,043.52	$516,043.52	$0.00	$0.00	$26,127,933.81
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$26,127,933.81
Interest - Class A-2 Notes	$31,566.32	$31,566.32	$0.00	$0.00	$26,096,367.49
Interest - Class A-3 Notes	$138,635.00	$138,635.00	$0.00	$0.00	$25,957,732.49
Interest - Class A-4 Notes	$53,382.25	$53,382.25	$0.00	$0.00	$25,904,350.24
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,904,350.24
Interest - Class B Notes	$26,563.00	$26,563.00	$0.00	$0.00	$25,877,787.24
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,877,787.24
Interest - Class C Notes	$21,566.00	$21,566.00	$0.00	$0.00	$25,856,221.24
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,856,221.24
Interest - Class D Notes	$34,540.67	$34,540.67	$0.00	$0.00	$25,821,680.57
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,821,680.57
Regular Principal Payment	$23,069,531.81	$23,069,531.81	$0.00	$0.00	$2,752,148.76
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,752,148.76
Residuel Released to Depositor	$0.00	$2,752,148.76	$0.00	$0.00	$0.00
Total		$26,643,977.33

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$23,069,531.81
Total					$23,069,531.81
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$23,069,531.81	$67.32	$31,566.32	$0.09	$23,101,098.13	$67.41
Class A-3 Notes	$0.00	$0.00	$138,635.00	$0.43	$138,635.00	$0.43
Class A-4 Notes	$0.00	$0.00	$53,382.25	$0.56	$53,382.25	$0.56
Class B Notes	$0.00	$0.00	$26,563.00	$0.84	$26,563.00	$0.84
Class C Notes	$0.00	$0.00	$21,566.00	$1.03	$21,566.00	$1.03
Class D Notes	$0.00	$0.00	$34,540.67	$1.64	$34,540.67	$1.64
Total	$23,069,531.81	$21.50	$306,253.24	$0.29	$23,375,785.05	$21.79

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	15

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$94,698,973.42	0.2763320	$71,629,441.61	0.2090150
Class A-3 Notes	$326,200,000.00	1.0000000	$326,200,000.00	1.0000000
Class A-4 Notes	$95,610,000.00	1.0000000	$95,610,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Class D Notes	$21,040,000.00	1.0000000	$21,040,000.00	1.0000000
Total	$590,148,973.42	0.5499734	$567,079,441.61	0.5284744

Pool Information
Weighted Average APR	4.177%	4.174%
Weighted Average Remaining Term	44.89	44.05
Number of Receivables Outstanding	33,009	32,274
Pool Balance	$619,252,226.67	$594,687,730.47
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$593,957,515.62	$570,519,516.37
Pool Factor	0.5649863	0.5425744

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,480,241.20
Targeted Credit Enhancement Amount	$8,920,315.96
Yield Supplement Overcollateralization Amount	$24,168,214.10
Targeted Overcollateralization Amount	$27,608,288.86
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$27,608,288.86

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,480,241.20
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,480,241.20
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,480,241.20

Ford Credit Auto Owner Trust 2012-D
Monthly Investor Report

Collection Period	January 2014
Payment Date	2/18/2014
Transaction Month	15

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		107	$249,220.44
(Recoveries)		29	$43,933.46
Net Losses for Current Collection Period			$205,286.98
Cumulative Net Losses Last Collection Period			$2,578,079.25
Cumulative Net Losses for all Collection Periods			$2,783,366.23

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.40%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.50%	425	$8,936,061.99
61-90 Days Delinquent	0.20%	59	$1,185,082.37
91-120 Days Delinquent	0.03%	7	$200,556.41
Over 120 Days Delinquent	0.05%	14	$310,663.71
Total Delinquent Receivables	1.79%	505	$10,632,364.48

Repossession Inventory:
Repossessed in the Current Collection Period		36	$740,905.07
Total Repossessed Inventory		42	$974,389.33

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.5704%
Preceding Collection Period			0.4726%
Current Collection Period			0.4059%
Three Month Average			0.4830%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.1661%
Preceding Collection Period			0.2030%
Current Collection Period			0.2479%
Three Month Average			0.2057%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer